Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events.
Subsequent Events

15. Subsequent Events

In March 2015, the Company also announced that its board of directors has authorized and approved the Company’s payment of a cash dividend of $0.20 per ordinary share ($0.20 per ADS). The cash dividend will be payable on or about May 15, 2015 to the Company’s shareholders of record as of the close of business on April 10, 2015. Dividends to be paid to the Company’s ADS holders through the depositary bank will be subject to the terms of the deposit agreement, including the fees and expenses payable thereunder.

In March 2015, the Group and Baidu agreed to extend the strategic cooperation agreement for the exclusive rights for another nine months through December 2015 and the consideration is RMB 75,000,000. The exclusive rights allow the Group to sell Baidu’s real estate related Brand Link product, which is a form of keyword advertising, and to use and operate Baidu’s exclusive real estate-related web channel.